Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Columbia High Yield Municipal Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Municipal Fund
Class Name	Class A
Trading Symbol	LHIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in nonrated bonds and bonds rated BBB.
Sector security selection
| Strong sector security selection, particularly in utilities, special tax, tobacco and continuing care retirement communities (CCRC) bonds contributed to the Fund’s performance relative to its benchmark.
Sector allocation
| An overweight to the CCRC sector and underweights to the state general obligation (GO) and industrial development revenue/pollution control revenue (IDR/PCR) sectors added to the Fund’s relative performance.
Credit quality allocation
| An underweight to AA rated bonds added modestly to relative performance.
Top Performance Detractors
Sector security selection

I

Security selection was positive overall. However, selection in nursing home/assisted living, housing and hospital sectors detracted from relative performance.
Yield curve positioning
| The Fund’s interest rate positioning detracted from performance. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) detracted from performance relative to the benchmark, as municipal market interest rates rose in this portion of the curve.
Sector allocation
| While sector allocation was broadly positive, an underweight to tobacco bonds was a modest detractor.
Credit quality allocation
| An overweight to bonds rated BBB detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	3.49	1.73	2.31
Class A (including sales charges) (a)	0.34	1.11	2.00
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	3.32	3.17	3.63
Bloomberg High Yield Municipal Bond Index	3.64	3.83	4.00
Bloomberg Municipal Bond Index	2.03	0.55	2.13
(a)
The Fund’s performance prior to
November 2021
reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	The Fund’s performance prior to
November 2021
reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 457,349,806
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 2,671,658
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 457,349,806
Total number of portfolio holdings	276
Management services fees (represents 0.54% of Fund average net assets)	$ 2,671,658
Portfolio turnover for the reporting period	32%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, th at ra
ting is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Wisconsin	9.9%
Colorado	8.6%
Florida	7.8%
Texas	7.3%
Illinois	7.2%
Puerto Rico	6.6%
California	5.9%
New York	4.6%
New Hampshire	3.9%
Ohio	3.8%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, th at ra
ting is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]	Top States/Territories
Wisconsin	9.9%
Colorado	8.6%
Florida	7.8%
Texas	7.3%
Illinois	7.2%
Puerto Rico	6.6%
California	5.9%
New York	4.6%
New Hampshire	3.9%
Ohio	3.8%

Columbia High Yield Municipal Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Municipal Fund
Class Name	Class C
Trading Symbol	CHMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 143	1.41%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in nonrated bonds and bonds rated BBB.
Sector security selection
| Strong sector security selection, particularly in utilities, special tax, tobacco and continuing care retirement communities (CCRC) bonds contributed to the Fund’s performance relative to its benchmark.
Sector allocation
| An overweight to the CCRC sector and underweights to the state general obligation (GO) and industrial development revenue/pollution control revenue (IDR/PCR) sectors added to the Fund’s relative performance.
Credit quality allocation
| An underweight to AA rated bonds added modestly to relative performance.
Top Performance Detractors
Sector security selection

I

Security selection was positive overall. However, selection in nursing home/assisted living, housing and hospital sectors detracted from relative performance.
Yield curve positioning
| The Fund’s interest rate positioning detracted from performance. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) detracted from performance relative to the benchmark, as municipal market interest rates rose in this portion of the curve.
Sector allocation
| While sector allocation was broadly positive, an underweight to tobacco bonds was a modest detractor.
Credit quality allocation
| An overweight to bonds rated BBB detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a)	2.87	1.12	1.67
Class C (including sales charges) (a)	1.88	1.12	1.67
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	3.32	3.17	3.63
Bloomberg High Yield Municipal Bond Index	3.64	3.83	4.00
Bloomberg Municipal Bond Index	2.03	0.55	2.13
(a)
The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 457,349,806
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 2,671,658
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 457,349,806
Total number of portfolio holdings	276
Management services fees (represents 0.54% of Fund average net assets)	$ 2,671,658
Portfolio turnover for the reporting period	32%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Wisconsin	9.9%
Colorado	8.6%
Florida	7.8%
Texas	7.3%
Illinois	7.2%
Puerto Rico	6.6%
California	5.9%
New York	4.6%
New Hampshire	3.9%
Ohio	3.8%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]	Top States/Territories
Wisconsin	9.9%
Colorado	8.6%
Florida	7.8%
Texas	7.3%
Illinois	7.2%
Puerto Rico	6.6%
California	5.9%
New York	4.6%
New Hampshire	3.9%
Ohio	3.8%

Columbia High Yield Municipal Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Municipal Fund
Class Name	Institutional Class
Trading Symbol	SRHMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in nonrated bonds and bonds rated BBB.
Sector security selection
| Strong sector security selection, particularly in utilities, special tax, tobacco and continuing care retirement communities (CCRC) bonds contributed to the Fund’s performance relative to its benchmark.
Sector allocation
| An overweight to the CCRC sector and underweights to the state general obligation (GO) and industrial development revenue/pollution control revenue (IDR/PCR) sectors added to the Fund’s relative performance.
Credit quality allocation
| An underweight to AA rated bonds added modestly to relative performance.
Top Performance Detractors
Sector security selection

I

Security s
elec
tion was positive overall. However, selection in nursing home/assisted living, housing and hospital sectors detracted from relative performance.
Yield curve positioning
| The Fund’s interest rate positioning detracted from performance. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) detracted from performance relative to the benchmark, as municipal market interest rates rose in this portion of the curve.
Sector allocation
| While sector allocation was broadly positive, an underweight to tobacco bonds was a modest detractor.
Credit quality allocation
| An overweight to bonds rated BBB detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	3.69	1.93	2.51
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	3.32	3.17	3.63
Bloomberg High Yield Municipal Bond Index	3.64	3.83	4.00
Bloomberg Municipal Bond Index	2.03	0.55	2.13
(a)
The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 457,349,806
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 2,671,658
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 457,349,806
Total number of portfolio holdings	276
Management services fees (represents 0.54% of Fund average net assets)	$ 2,671,658
Portfolio turnover for the reporting period	32%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Wisconsin	9.9%
Colorado	8.6%
Florida	7.8%
Texas	7.3%
Illinois	7.2%
Puerto Rico	6.6%
California	5.9%
New York	4.6%
New Hampshire	3.9%
Ohio	3.8%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]	Top States/Territories
Wisconsin	9.9%
Colorado	8.6%
Florida	7.8%
Texas	7.3%
Illinois	7.2%
Puerto Rico	6.6%
California	5.9%
New York	4.6%
New Hampshire	3.9%
Ohio	3.8%

Columbia High Yield Municipal Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Municipal Fund
Class Name	Institutional 2 Class
Trading Symbol	CHMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in nonrated bonds and bonds rated BBB.
Sector security selection
| Strong sector security selection, particularly in utilities, special tax, tobacco and continuing care retirement communities (CCRC) bonds contributed to the Fund’s performance relative to its benchmark.
Sector allocation
| An overweight to the CCRC sector and underweights to the state general obligation (GO) and industrial development revenue/pollution control revenue (IDR/PCR) sectors added to the Fund’s relative performance.
Credit quality allocation
| An underweight to AA rated bonds added modestly to relative performance.
Top Performance Detractors
Sector security selection

I

Security selection was positive overall. However, selection in nursing home/assisted living, housing and hospital sectors detracted from relative performance.
Yield curve positioning
| The Fund’s interest rate positioning detracted from performance. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) detracted from performance relative to the benchmark, as municipal market interest rates rose in this portion of the curve.
Sector allocation
| While sector allocation was broadly positive, an underweight to tobacco bonds was a modest detractor.
Credit quality allocation
| An overweight to bonds rated BBB detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	3.60	1.96	2.55
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	3.32	3.17	3.63
Bloomberg High Yield Municipal Bond Index	3.64	3.83	4.00
Bloomberg Municipal Bond Index	2.03	0.55	2.13
(a)
The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 457,349,806
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 2,671,658
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 457,349,806
Total number of portfolio holdings	276
Management services fees (represents 0.54% of Fund average net assets)	$ 2,671,658
Portfolio turnover for the reporting period	32%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Wisconsin	9.9%
Colorado	8.6%
Florida	7.8%
Texas	7.3%
Illinois	7.2%
Puerto Rico	6.6%
California	5.9%
New York	4.6%
New Hampshire	3.9%
Ohio	3.8%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]	Top States/Territories
Wisconsin	9.9%
Colorado	8.6%
Florida	7.8%
Texas	7.3%
Illinois	7.2%
Puerto Rico	6.6%
California	5.9%
New York	4.6%
New Hampshire	3.9%
Ohio	3.8%

Columbia High Yield Municipal Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Municipal Fund
Class Name	Institutional 3 Class
Trading Symbol	CHHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in nonrated bonds and bonds rated BBB.
Sector security selection
| Strong sector security selection, particularly in utilities, special tax, tobacco and continuing care retirement communities (CCRC) bonds contributed to the Fund’s performance relative to its benchmark.
Sector allocation
| An overweight to the CCRC sector and underweights to the state general obligation (GO) and industrial development revenue/pollution control revenue (IDR/PCR) sectors added to the Fund’s relative performance.
Credit quality allocation
| An underweight to AA rated bonds added modestly to relative performance.
Top Performance Detractors
Sector security selection

I

Security selection was positive overall. However, selection in nursing home/assisted living, housing and hospital sectors detracted from relative performance.
Yield curve positioning
| The Fund’s interest rate positioning detracted from performance. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) detracted from performance relative to the benchmark, as municipal market interest rates rose in this portion of the curve.
Sector allocation
| While sector allocation was broadly positive, an underweight to tobacco bonds was a modest detractor.
Credit quality allocation
| An overweight to bonds rated BBB detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a),(b)	3.65	2.02	2.58
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	3.32	3.17	3.63
Bloomberg High Yield Municipal Bond Index	3.64	3.83	4.00
Bloomberg Municipal Bond Index	2.03	0.55	2.13
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the re tu
rns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 457,349,806
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 2,671,658
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 457,349,806
Total number of portfolio holdings	276
Management services fees (represents 0.54% of Fund average net assets)	$ 2,671,658
Portfolio turnover for the reporting period	32%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Wisconsin	9.9%
Colorado	8.6%
Florida	7.8%
Texas	7.3%
Illinois	7.2%
Puerto Rico	6.6%
California	5.9%
New York	4.6%
New Hampshire	3.9%
Ohio	3.8%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]	Top States/Territories
Wisconsin	9.9%
Colorado	8.6%
Florida	7.8%
Texas	7.3%
Illinois	7.2%
Puerto Rico	6.6%
California	5.9%
New York	4.6%
New Hampshire	3.9%
Ohio	3.8%

Columbia High Yield Municipal Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Municipal Fund
Class Name	Class S
Trading Symbol	SRHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of October 2, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 40 (a)	0.62% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 40	[1]
Expense Ratio, Percent	0.62%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in nonrated bonds and bonds rated BBB.
Sector security selection
| Strong sector security selection, particularly in utilities, special tax, tobacco and continuing care retirement communities (CCRC) bonds contributed to the Fund’s performance relative to its benchmark.
Sector allocation
| An overweight to the CCRC sector and underweights to the state general obligation (GO) and industrial development revenue/pollution control revenue (IDR/PCR) sectors added to the Fund’s relative performance.
Credit quality allocation
| An underweight to AA rated bonds added modestly to relative performance.
Top Performance Detractors
Sector security selection

I

Security selection was positive overall. However, selection in nursing home/assisted living, housing and hospital sectors detracted from relative performance.
Yield curve positioning
| The Fund’s interest rate positioning detracted from performance. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) detracted from performance relative to the benchmark, as municipal market interest rates rose in this portion of the curve.
Sector allocation
| While sector allocation was broadly positive, an underweight to tobacco bonds was a modest detractor.
Credit quality allocation
| An overweight to bonds rated BBB detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a),(b)	3.68	1.93	2.51
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	3.32	3.17	3.63
Bloomberg High Yield Municipal Bond Index	3.64	3.83	4.00
Bloomberg Municipal Bond Index	2.03	0.55	2.13
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 457,349,806
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 2,671,658
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 457,349,806
Total number of portfolio holdings	276
Management services fees (represents 0.54% of Fund average net assets)	$ 2,671,658
Portfolio turnover for the reporting period	32%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Wisconsin	9.9%
Colorado	8.6%
Florida	7.8%
Texas	7.3%
Illinois	7.2%
Puerto Rico	6.6%
California	5.9%
New York	4.6%
New Hampshire	3.9%
Ohio	3.8%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]	Top States/Territories
Wisconsin	9.9%
Colorado	8.6%
Florida	7.8%
Texas	7.3%
Illinois	7.2%
Puerto Rico	6.6%
California	5.9%
New York	4.6%
New Hampshire	3.9%
Ohio	3.8%

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.